Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Compensation of key management personnel
Key management personnel of the Company include its directors and executive officers. In 2022, the Company recorded $6.1 million (2021 - $6.1 million) relating to compensation of key management personnel and nil (2021 - $2.8 million) for severance relating to key management personnel. In 2022, share-based compensation costs relating to compensation of key management personnel and severance were $24.2 million (2021 - $23.4 million) and nil (2021 - $1.8 million), respectively.